Commitment and contingencies - Capital commitments and contingent liabilities (Details) ₨ in Thousands	Mar. 31, 2020 INR (₨) item	Mar. 31, 2019 INR (₨)
Commitment and contingencies
Contractual commitments for capital expenditures		₨ 1,859
Contractual commitments for advertisement services	105,000	106,206
Advertising deposits paid	195,000
Service and other claims
Commitment and contingencies
Claims not recognised as liability	61,363	86,508
Copyright infringement claims		1,000
Demand notices from Service Tax authorities
Commitment and contingencies
Loss contingency, estimate of possible loss	251,324	251,324
Demand notices from Income Tax authorities
Commitment and contingencies
Loss contingency, estimate of possible loss	₨ 96,608	₨ 96,608
BCCL
Commitment and contingencies
Number of non-convertible debentures in a subscription agreement | item	1
Aggregate consideration	₨ 195,000
Redemption amount of non-convertible debentures	214,500
Advertisement commitment	₨ 300,000